Acquisition of Thinking Tree Spirits - Schedule of Intangible Assets and Goodwill (Details) - Thinking Tree Spirits [Member]	Sep. 30, 2024 USD ($)
Intangible Assets:
Intangible Assets and Goodwill, Cost	$ 1,486,997
Intangible Assets and Goodwill, Accumulated Amortization	31,983
Intangible Assets and Goodwill, Accumulated Impairment Charge
Intangible Assets and Goodwill, Net	$ 1,455,014
Thinking Tree Customer Relationships [Member]
Intangible Assets:
Intangible Assets and Goodwill, Life	10 years
Intangible Assets and Goodwill, Cost	$ 360,000
Intangible Assets and Goodwill, Accumulated Amortization	11,444
Intangible Assets and Goodwill, Accumulated Impairment Charge
Intangible Assets and Goodwill, Net	$ 348,556
Thinking Tree Trade Name [Member]
Intangible Assets:
Intangible Assets and Goodwill, Life	6 years
Intangible Assets and Goodwill, Cost	$ 490,000
Intangible Assets and Goodwill, Accumulated Amortization	20,539
Intangible Assets and Goodwill, Accumulated Impairment Charge
Intangible Assets and Goodwill, Net	$ 469,461
Goodwill – Thinking Tree Acquisition [Member]
Intangible Assets:
Intangible Assets and Goodwill, Life
Intangible Assets and Goodwill, Cost	$ 636,997
Intangible Assets and Goodwill, Accumulated Amortization
Intangible Assets and Goodwill, Accumulated Impairment Charge
Intangible Assets and Goodwill, Net	$ 636,997